Juniata Valley Financial Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2013
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
JUNIATA VALLEY FINANCIAL CORP. (PARENT COMPANY ONLY)

25.  Juniata Valley Financial Corp. (Parent Company Only)

Financial information:

CONDENSED BALANCE SHEETS
(in thousands)
	December 31,
	2013	2012
ASSETS:
Cash and cash equivalents	$365	$231
Investment in bank subsidiary	44,589	45,285
Investment in unconsolidated subsidiary	4,172	4,000
Investment securities available for sale	1,127	954
Other assets	56	15
TOTAL ASSETS	$50,309	$50,485

LIABILITIES:
Accounts payable and other liabilities	$325	$188

STOCKHOLDERS' EQUITY	49,984	50,297
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$50,309	$50,485

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)
	Years Ended December 31,
	2013	2012	2011
INCOME:
Interest and dividends on investment securities available for sale	$28	$41	$44
Dividends from bank subsidiary	4,290	2,793	4,217
Income from unconsolidated subsidiary	237	249	263
TOTAL INCOME	4,555	3,083	4,524
EXPENSE:
Non-interest expense	140	80	140
TOTAL EXPENSE	140	80	140
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET (LOSS) INCOME OF SUBSIDIARY	4,415	3,003	4,384
Income tax expense	23	47	36
	4,392	2,956	4,348
Undistributed net (loss) income of subsidiary	(391)	692	332
NET INCOME	$4,001	$3,648	$4,680
COMPREHENSIVE INCOME	$3,761	$4,485	$3,889

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)
	Years Ended December 31,
	2013	2012	2011
Cash flows from operating activities:
Net income	$4,001	$3,648	$4,680
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net loss (income) of subsidiary	391	(692)	(332)
Net amortization of securities premiums	-	2	2
Equity in earnings of unconsolidated subsidiary, net of dividends of $47, $45 and $29	(190)	(204)	(234)
(Increase) decrease in other assets	(42)	12	2
Increase in taxes payable	87	127	68
(Decrease) increase in accounts payable and other liabilities	(7)	(2)	19
Net cash provided by operating activities	4,240	2,891	4,205

Cash flows from investing activities:
Purchases of available for sale securities	(252)	-	(50)
Proceeds from the maturity of available for sale investment securities	250	1,235	-
Net cash (used in) provided by investing activities	(2)	1,235	(50)

Cash flows from financing activities:
Cash dividends	(3,707)	(3,724)	(3,648)
Purchase of treasury stock	(445)	(360)	(589)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	48	151	66
Net cash used in financing activities	(4,104)	(3,933)	(4,171)

Net increase (decrease) in cash and cash equivalents	134	193	(16)
Cash and cash equivalents at beginning of year	231	38	54
Cash and cash equivalents at end of year	$365	$231	$38